SCHEDULE OF ASSUMPTIONS UNDER THE MONTE CARLO MODEL (Details) - Stardust Power Inc And Subsidiary [Member]	Sep. 30, 2024
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	9.74
Measurement Input, Share Price [Member] | Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	8.14
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	8 years
Measurement Input, Expected Term [Member] | Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	7 years 9 months 7 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	60.00
Measurement Input, Price Volatility [Member] | Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	60.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	4.25
Measurement Input, Risk Free Interest Rate [Member] | Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	3.71
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	0.00
Measurement Input, Expected Dividend Rate [Member] | Sponsor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	0.00